EMPLOYEE BENEFIT PLAN	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN
J.	EMPLOYEE BENEFIT PLAN

The Company has a 401(k) plan covering substantially all employees. Employees may contribute amounts as allowable by Internal Revenue Service and plan limitations. The Company may make discretionary matching and non-elective contributions. The Company contributed $2.7 million and $1.5 million to the plan during the years ended December 31, 2019 and 2018, respectively.

I.	EMPLOYEE BENEFIT PLAN

The Company has a 401(k) plan covering substantially all employees. Employees may contribute amounts as allowable by Internal Revenue Service and plan limitations. The Company may make discretionary matching and non-elective contributions. The Company contributed $1.5 million and $1.0 million to the plan during the years ended December 31, 2018 and 2017, respectively.